Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated June 23, 2022
to the Prospectus and Summary Prospectus, each as supplemented, of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust
Columbia Short Term Municipal Bond Fund (the Fund)	9/1/2021
On June 23, 2022, the Fund's Board of Trustees approved changes to the Fund's name, principal investment strategies, and benchmark. As a result, effective on or about September 1, 2022 (the Effective Date), the Fund’s name is changed to Columbia Short Duration Municipal Bond Fund. Accordingly, on the Effective Date, all references in the Prospectus and Summary Prospectus to Columbia Short Term Municipal Bond Fund are hereby deleted and replaced with Columbia Short Duration Municipal Bond Fund. In addition, as of the Effective Date, the changes described in this Supplement are hereby made to the Fund’s Prospectus and Summary Prospectus.
The information under the subsection “Principal Investment Strategies” in the Summary Prospectus and in the “Summary of the Fund" section of the Prospectus is hereby superseded and replaced with the following:
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in securities that pay interest exempt from U.S. federal income tax (but not necessarily the federal alternative minimum tax). The Fund may invest in securities of qualified issuers, including issuers located in U.S. territories, commonwealths and possessions, such as Guam, Puerto Rico and the U.S. Virgin Islands. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund generally invests in securities that, at the time of purchase, are rated investment grade or are unrated but determined to be of comparable quality. The Fund may from time to time emphasize investment exposure to one or more states in selecting its investments. As of its most recent fiscal year end, the Fund had an investment emphasis in New York municipal securities.
The Fund’s portfolio duration normally ranges from one to four years.
In connection with the changes to the Fund's principal investment strategies and comparative indices in this Supplement, the information under the subsection "Performance Information” in the Summary Prospectus and in the “Summary of the Fund" section of the Prospectus is hereby revised to add the following:
Effective September 1, 2022, the Fund compares its performance to that of the Bloomberg 1-5 Year Municipal Bond Index (the New Index). Prior to this date, the Fund compared its performance to that of the Bloomberg 1-3 Year Municipal Bond Index (the Former Index). The Fund’s investment manager believes that the New Index provides a more appropriate basis for comparing the Fund's performance in light of the changes made to the Fund's name and principal investment strategies. Information on the Former Index also will be shown for a one-year transition period.
The Fund’s performance prior to September 1, 2022 reflects returns achieved according to different principal investment strategies. If the Fund's current strategies had been in place for the prior periods, results shown may have been different.
The "Average Annual Total Returns" table under the subsection “Performance Information” in the Summary Prospectus and in the “Summary of the Fund" section of the Prospectus is hereby superseded and replaced with the following:
 Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2020)
	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	11/02/1993
returns before taxes		0.63%	1.17%	1.01%
returns after taxes on distributions		0.63%	1.17%	1.01%
returns after taxes on distributions and sale of Fund shares		0.86%	1.17%	1.03%
Class Adv returns before taxes	03/19/2013	2.05%	1.65%	1.37%
Class C returns before taxes	05/19/1994	-0.06%	0.59%	0.35%
Class Inst returns before taxes	10/07/1993	1.95%	1.59%	1.35%
Class Inst2 returns before taxes	11/08/2012	1.99%	1.68%	1.42%
Class Inst3 returns before taxes	03/01/2017	2.04%	1.67%	1.39%
Bloomberg 1-5 Year Municipal Bond Index (reflects no deductions for fees, expenses or taxes)		2.83%	1.98%	1.87%
Bloomberg 1-3 Year Municipal Bond Index (reflects no deductions for fees, expenses or taxes)		2.15%	1.62%	1.39%
The rest of the section remains the same.

Columbia Short Term Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated June 23, 2022
to the Prospectus and Summary Prospectus, each as supplemented, of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust
Columbia Short Term Municipal Bond Fund (the Fund)	9/1/2021
On June 23, 2022, the Fund's Board of Trustees approved changes to the Fund's name, principal investment strategies, and benchmark. As a result, effective on or about September 1, 2022 (the Effective Date), the Fund’s name is changed to Columbia Short Duration Municipal Bond Fund. Accordingly, on the Effective Date, all references in the Prospectus and Summary Prospectus to Columbia Short Term Municipal Bond Fund are hereby deleted and replaced with Columbia Short Duration Municipal Bond Fund. In addition, as of the Effective Date, the changes described in this Supplement are hereby made to the Fund’s Prospectus and Summary Prospectus.
The information under the subsection “Principal Investment Strategies” in the Summary Prospectus and in the “Summary of the Fund" section of the Prospectus is hereby superseded and replaced with the following:
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in securities that pay interest exempt from U.S. federal income tax (but not necessarily the federal alternative minimum tax). The Fund may invest in securities of qualified issuers, including issuers located in U.S. territories, commonwealths and possessions, such as Guam, Puerto Rico and the U.S. Virgin Islands. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund generally invests in securities that, at the time of purchase, are rated investment grade or are unrated but determined to be of comparable quality. The Fund may from time to time emphasize investment exposure to one or more states in selecting its investments. As of its most recent fiscal year end, the Fund had an investment emphasis in New York municipal securities.
The Fund’s portfolio duration normally ranges from one to four years.
In connection with the changes to the Fund's principal investment strategies and comparative indices in this Supplement, the information under the subsection "Performance Information” in the Summary Prospectus and in the “Summary of the Fund" section of the Prospectus is hereby revised to add the following:
Effective September 1, 2022, the Fund compares its performance to that of the Bloomberg 1-5 Year Municipal Bond Index (the New Index). Prior to this date, the Fund compared its performance to that of the Bloomberg 1-3 Year Municipal Bond Index (the Former Index). The Fund’s investment manager believes that the New Index provides a more appropriate basis for comparing the Fund's performance in light of the changes made to the Fund's name and principal investment strategies. Information on the Former Index also will be shown for a one-year transition period.
The Fund’s performance prior to September 1, 2022 reflects returns achieved according to different principal investment strategies. If the Fund's current strategies had been in place for the prior periods, results shown may have been different.
The "Average Annual Total Returns" table under the subsection “Performance Information” in the Summary Prospectus and in the “Summary of the Fund" section of the Prospectus is hereby superseded and replaced with the following:
 Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2020)
	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	11/02/1993
returns before taxes		0.63%	1.17%	1.01%
returns after taxes on distributions		0.63%	1.17%	1.01%
returns after taxes on distributions and sale of Fund shares		0.86%	1.17%	1.03%
Class Adv returns before taxes	03/19/2013	2.05%	1.65%	1.37%
Class C returns before taxes	05/19/1994	-0.06%	0.59%	0.35%
Class Inst returns before taxes	10/07/1993	1.95%	1.59%	1.35%
Class Inst2 returns before taxes	11/08/2012	1.99%	1.68%	1.42%
Class Inst3 returns before taxes	03/01/2017	2.04%	1.67%	1.39%
Bloomberg 1-5 Year Municipal Bond Index (reflects no deductions for fees, expenses or taxes)		2.83%	1.98%	1.87%
Bloomberg 1-3 Year Municipal Bond Index (reflects no deductions for fees, expenses or taxes)		2.15%	1.62%	1.39%
The rest of the section remains the same.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in securities that pay interest exempt from U.S. federal income tax (but not necessarily the federal alternative minimum tax). The Fund may invest in securities of qualified issuers, including issuers located in U.S. territories, commonwealths and possessions, such as Guam, Puerto Rico and the U.S. Virgin Islands. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund generally invests in securities that, at the time of purchase, are rated investment grade or are unrated but determined to be of comparable quality. The Fund may from time to time emphasize investment exposure to one or more states in selecting its investments. As of its most recent fiscal year end, the Fund had an investment emphasis in New York municipal securities.
The Fund’s portfolio duration normally ranges from one to four years.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2020)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective September 1, 2022, the Fund compares its performance to that of the Bloomberg 1-5 Year Municipal Bond Index (the New Index). Prior to this date, the Fund compared its performance to that of the Bloomberg 1-3 Year Municipal Bond Index (the Former Index). The Fund’s investment manager believes that the New Index provides a more appropriate basis for comparing the Fund's performance in light of the changes made to the Fund's name and principal investment strategies. Information on the Former Index also will be shown for a one-year transition period.
Columbia Short Term Municipal Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.63%
5 Years	rr_AverageAnnualReturnYear05	1.17%
10 Years	rr_AverageAnnualReturnYear10	1.01%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 02, 1993
Columbia Short Term Municipal Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.06%)
5 Years	rr_AverageAnnualReturnYear05	0.59%
10 Years	rr_AverageAnnualReturnYear10	0.35%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	May 19, 1994
Columbia Short Term Municipal Bond Fund | Class Inst
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.95%
5 Years	rr_AverageAnnualReturnYear05	1.59%
10 Years	rr_AverageAnnualReturnYear10	1.35%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 07, 1993
Columbia Short Term Municipal Bond Fund | Class Inst2
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.99%
5 Years	rr_AverageAnnualReturnYear05	1.68%
10 Years	rr_AverageAnnualReturnYear10	1.42%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 08, 2012
Columbia Short Term Municipal Bond Fund | Class Adv
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.05%
5 Years	rr_AverageAnnualReturnYear05	1.65%
10 Years	rr_AverageAnnualReturnYear10	1.37%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 19, 2013
Columbia Short Term Municipal Bond Fund | Class Inst3
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.04%
5 Years	rr_AverageAnnualReturnYear05	1.67%
10 Years	rr_AverageAnnualReturnYear10	1.39%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2017
Columbia Short Term Municipal Bond Fund | returns after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.63%
5 Years	rr_AverageAnnualReturnYear05	1.17%
10 Years	rr_AverageAnnualReturnYear10	1.01%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 02, 1993
Columbia Short Term Municipal Bond Fund | returns after taxes on distributions and sale of Fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.86%
5 Years	rr_AverageAnnualReturnYear05	1.17%
10 Years	rr_AverageAnnualReturnYear10	1.03%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 02, 1993
Columbia Short Term Municipal Bond Fund | Bloomberg 1-5 Year Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.83%
5 Years	rr_AverageAnnualReturnYear05	1.98%
10 Years	rr_AverageAnnualReturnYear10	1.87%
Columbia Short Term Municipal Bond Fund | Bloomberg 1-3 Year Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.15%
5 Years	rr_AverageAnnualReturnYear05	1.62%
10 Years	rr_AverageAnnualReturnYear10	1.39%